The Sentinel Funds

Supplement dated December 30, 2008 to the Statement of Additional Information
dated April 4, 2008 as supplemented October 3, 2008

Effective January 1, 2009, the Sentinel U.S. Treasury Money Market Fund will be closed to all new investors, new purchases, and exchanges.